Subsequent Events (Details Narrative) (10-K) - USD ($)			1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 23, 2020	Feb. 19, 2020	Feb. 29, 2020	Nov. 30, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Aug. 20, 2020	Aug. 05, 2020	Jun. 01, 2020	Dec. 31, 2018
Investments					$ 1,350,000
Number of shares of common stock, shares				16,400,000
Proceeds from issuance of common stock					$ 1,866,667	$ 2,568,364
Options issued					2,350,000	19,000,000	19,700,000
NSURE, Inc. [Member] | Third-Party Individual [Member]
Number of shares of common stock, shares			4,000,000
Proceeds from issuance of common stock			$ 1,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member]
Investments								$ 50,000	$ 100,000	$ 200,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | First Tranche [Member]
Investments		$ 1,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Second Tranche [Member]
Investments		3,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Third Tranche [Member]
Investments		$ 16,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Class A Common Stock [Member]
Investments					$ 1,350,000					$ 58,375
Number of shares of common stock, shares		5,837,462			43,781
Common stock percentage		35.00%
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Class A Common Stock [Member] | First Tranche [Member]
Number of shares of common stock, shares		291,873
Ownership interest		3.00%
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Maximum [Member]
Investments		$ 20,000,000
Subsequent Event [Member]
Options issued	2,000,000
Vesting period	4 years
Exercise price	$ 0.39
Expiration term	Expire on March 23, 2025
Subsequent Event [Member] | NSURE, Inc. [Member] | Third-Party Individual [Member]
Number of shares of common stock, shares			4,000,000
Proceeds from issuance of common stock			$ 1,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | First Tranche [Member]
Investments		1,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Second Tranche [Member]
Investments		3,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Third Tranche [Member]
Investments		$ 16,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Class A Common Stock [Member]
Number of shares of common stock, shares		5,837,462
Common stock percentage		35.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Class A Common Stock [Member] | First Tranche [Member]
Number of shares of common stock, shares		291,873
Ownership interest		3.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Maximum [Member]
Investments		$ 20,000,000